Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from calculation of diluted loss per share	23,264,072	13,528,092	12,211,676